Additional Information - Financial Statement Schedule I (Details 7) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2014	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net (loss) income			$ 76,514,935	$ 59,337,685	$ (72,025,935)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity in loss (income) of subsidiaries			(1,741,279)	198,148	746,434
Gain on repurchase of convertible senior notes					(282,625)
Share-based compensation			6,007,084	4,399,729	5,667,846
Amortization of convertible senior notes issuance costs			3,850,512	1,131,147
Changes in operating assets and liabilities:
Other noncurrent assets			(14,433,286)	(8,581,806)	(144,536)
Accrued expenses and other current liabilities			63,182,874	37,106,827	(1,238,302)
Net cash provided by operating activities			188,193,808	183,959,589	46,531,200
Investing activities:
Repayment of amounts due from group companies			2,128,412	(19,486,356)
Funds transferred to group companies			9,440,180	(7,297,385)	10,524,438
Net cash used in investing activities			(702,697,226)	(487,785,795)	(36,205,130)
Financing activities:
Proceeds from issuance of ordinary shares pursuant to share option plan			1,102,134	1,408,184	922,556
Proceeds from issuance of convertible senior notes				287,500,000
Debt issuance costs				(8,704,466)
Payments for repurchase of convertible senior notes					(26,292,375)
Redemption of convertible senior notes					(57,007,000)
Proceed from issuance of ordinary shares, net of issuance costs	$ 26,235,928	$ 106,177,882		132,413,810
Payment for call options in connection with convertible senior notes issuance				(52,311,578)
Net cash (used in) provided by financing activities			595,118,567	207,655,815	(337,113,694)
Net change in cash			72,501,477	(93,793,579)	(320,590,429)
Cash at the beginning of the year			392,891,984	486,685,563	807,275,992
Cash at the end of the year			465,393,461	392,891,984	486,685,563
Trina's consolidated subsidiaries with restricted net assets not available for distribution to Trina
Operating activities:
Net (loss) income			76,514,935	59,337,685	(72,025,935)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity in loss (income) of subsidiaries			(102,789,023)	(71,588,194)	63,625,771
Gain on repurchase of convertible senior notes					(282,625)
Share-based compensation			6,007,084	4,399,729	5,667,846
Amortization of convertible senior notes issuance costs			3,850,512	1,131,147
Changes in operating assets and liabilities:
Other current assets			(22,558)	97	91
Accrued expenses and other current liabilities			2,715,268	1,776,708	(1,633,225)
Net cash provided by operating activities			(13,723,782)	(4,942,828)	(4,648,077)
Investing activities:
Repayment of amounts due from group companies			9,927,936		83,833,829
Funds transferred to group companies				(354,745,383)
Net cash used in investing activities			9,927,936	(354,745,383)	83,833,829
Financing activities:
Proceeds from issuance of ordinary shares pursuant to share option plan			1,102,134	1,408,184	922,556
Proceeds from issuance of convertible senior notes				287,500,000
Debt issuance costs				(8,704,466)
Payments for repurchase of convertible senior notes					(26,292,375)
Redemption of convertible senior notes					(57,007,000)
Proceed from issuance of ordinary shares, net of issuance costs				132,413,810
Payment for call options in connection with convertible senior notes issuance				(52,311,578)
Net cash (used in) provided by financing activities			1,102,134	360,305,950	(82,376,819)
Net change in cash			(2,693,712)	617,739	(3,191,067)
Cash at the beginning of the year			3,166,158	2,548,419	5,739,486
Cash at the end of the year			$ 472,446	$ 3,166,158	$ 2,548,419